SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL [Abstract]
Summary of Stock Option Activity
	Year ended December 31
	2012		2011		2010
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$		$
Outstanding at Beginning of year	509,143	3.36	330,404	5.23	350,394	5.70
Granted	-	-	196,470	0.47	-	-
Exercised	(80,499)	0.00	(2,354)	0.09	(2,590)	0.07
Canceled and forfeited	(299,692)	6.84	(15,377)	7.40	(17,400)	14.96
Outstanding at end of year	128,952	4.12	509,143	3.36	330,404	5.23
Exercisable at end of year	92,482	5.40	418,554	3.91	330,404	5.23

Schedule of Allocation of Stock-Based Compensation Expense
	Year ended December 31,
	2012	2011	2010
	$	$	$

Cost of revenues	1.5	2	3
Research and development expenses	4	5	2
Selling and marketing expenses	-	-	3
General and administrative expenses	1.5	3	6

	7	10	14

Schedule of Stock Options, Outstanding and Exercisable
Range of exercise price	Options outstanding as of December 31, 2012	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value	Options exercisable as of December 31, 2012	Weighted average exercise price	Aggregate intrinsic value
$

0.00 - $ 0.85	104,940	6.74	0.64	-	68,470	0.55	-

10.50 - $ 14.37	3,400	1.24	13.01	-	3,400	13.10	-
17.51 - $ 19.72	9,976	3.94	18.87	-	9,976	18.87	-
21.25 - $ 22.27	10,635	2.08	21.68	-	10,635	21.68	-

	128,951		4.12		92,481	5.40

Schedule of Nonvested Options Activity
	Options	Weighted-average grant-date fair value

Non-vested at January 1, 2012	90,588	$0.21
Granted
Vested (including cancelled and exercised)	(54,117)	0.21
Forfeited	-	-
Non-vested at December 31, 2012	36,471	$0.21

Summary of Warrant Related Activity
	Year ended December 31,
	2012		2011		2010
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price(*)	Number of warrants	Weighted average exercise price
	-		$-		$-	$
Outstanding at beginning of year	706,555	1.53	507,530	1.53	154,990	11.48
Granted	325,754	0.00	254,558	0.00	414,115	0.21
Exercised	(167,719)	1.74	-	-	-	-
Canceled and forfeited	-	-	(55,533)	5.27	(61,575)	15.00
Outstanding at end of year	864,590	0.55	706,555	0.68	507,530	1.53
Exercisable at end of year	864,590	0.55	706,555	0.68	507,530	1.53

(*)	The weighted average exercise price is after re-pricing the exercise price related to the convertible bond holders.

Schedule of Warrants Outstanding and Exercisable
Range of exercise price	Warrants outstanding and exercisable as of December 31, 2012	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value
	-		$	$

$ 0.00	696,390	0.23	0.00	266
$ 0.64 - $ 2.76	149,140	2.05	0.89	-
$ 10.63 - $ 15.00	4,706	0.38	14.37	-
$ 18.79 - $ 20.61	14,353	1.07	20.06	-

	864,589		0.55